REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this semiannual report, which covers the six months ended June 30, 1999.

The Correspondent Cash Reserves Money Market and Tax Free Portfolios are open-end, diversified money market funds that seek to provide investors with a high level of current income, while preserving capital and maintaining liquidity. Income provided by the Tax Free Portfolio is intended to be exempt from federal income tax.*

The Money Market Portfolio, which exceeds $1.63 billion in assets under management (up from $1.38 billion six months ago), invests in a diversified selection of very high quality, short-term money market obligations -- such as U.S. Treasury bills, short-term corporate obligations and commercial paper. The Tax Free Portfolio invests in a wide variety of short-term, tax-exempt securities issued by state, county and municipal authorities. Both Portfolios may invest in instruments rated in either of the top two rating categories established by nationally recognized credit rating agencies.**

Following this letter, you will find a pie-chart analysis of the Portfolios, as well as their performance for the six-month period. A schedule of the Portfolios' investments is included in the financial report that follows the performance table. All investments are actively monitored to ensure that they maintain their quality status and suitability.

ECONOMIC OVERVIEW

When we last wrote to you in January, there were many reasons to be concerned about the global economic situation. Asia, Latin America and Russia all had experienced varying degrees of upheaval throughout 1998. The near-catastrophic collapse of a major hedge fund, Long-Term Capital Management, seemed to threaten the stability of the world's fixed-income markets. Even relatively good news on the domestic front made many pundits and investors fidgety; the U.S. economy had been humming along for such an extended period of time -- nearly eight years for the most recent recovery, with consistently low inflation for much of that time -- that popular opinion held that the economic bubble simply had to burst. At the very least, or so the sentiment went, it didn't seem unreasonable to expect the economy to begin to sputter, and inflation to heat up.

That was the conjecture. Looking back on the six months that have passed, we have a different story to tell: Russia and Latin America are still cause for concern. The Far East continues to rise from the abyss, led by Japan -- which has instituted some long-needed economic reforms; the question remains whether the Japanese government and people have the will to keep reforms on track. The hedge fund failure notwithstanding, bond markets throughout the world survived, though interest rates in the U.S. rose sharply.

Most impressive of all, the domestic economy kept pace. Gross domestic product
(GDP) is solid, productivity gains are high, consumers are spending money and the employment picture remains positive. What is curious about this last point is that, historically, wage pressures would normally begin to spark a fresh wave of inflation. But that has not been the case, as the rate of inflation has remained benign. If the economy is not quite in the "Goldilocks" mode of the last few years -- not too hot, not too cold -- what we are seeing is still a fairly close likeness.

INTEREST RATES: SELF-FULFILLING PROPHECY?

From last September through the end of the year, the Federal Reserve lowered the fed funds rate -- the rate banks charge one another for short-term loans -- three times.

--------------------------------------------------------------------------------

Throughout the most recent six-month period, however, investors and analysts became increasingly convinced that the Fed would start to tighten credit by raising rates. Consequently, rates all along the yield curve -- including the short end, where our Portfolios operate -- rose in anticipation. Not surprisingly, the Fed did raise rates on June 30, the last day of the period.

At the end of the first quarter and into the second quarter, we began to shorten the Portfolios' average weighted maturities, in anticipation of the Fed's move. When the Fed took action, we were not surprised. In our view, it was a preemptive move that the Fed took in order to ward off inflationary pressures down the line -- a classic Fed posture. To date, the 25 basis points by which the Fed raised rates were absorbed very easily into the market price of fixed-income securities.

As of June 30, 1999, the Money Market Portfolio's average weighted maturity was 58 days, compared to 64 days at the end of December 1998, the time of our last report.

As of June 30, 1999, the Tax Free Portfolio maintained an average weighted maturity of 40 days, compared to 45 days at the end of December 1998. Both Portfolios continue to be managed to provide safety, convenience and liquidity to investors.

OUR OUTLOOK FOR THE REST OF 1999

Unless economic news is unexpectedly hot in the growth and employment arenas, we expect the Fed to be "on hold" at its August meeting, and it is our opinion the Fed will remain on hold until the next meeting. Policymakers will probably want to wait out any complications that may arise with the Year 2000 bug; no one is absolutely certain whether there could be many problems or none.

The interest-rate environment has calmed down somewhat. However, because interest rates have been volatile this year and headed to the upside, we feel it's prudent to keep portfolio maturity a bit shorter than in recent months.

---------------
* The Tax Free Money Market Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

** An investment in either Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

--------------------------------------------------------------------------------

                             Portfolio Composition*

TAX FREE MONEY MARKET PORTFOLIO
COMMERCIAL PAPER                                                            MUNICIPAL BONDS
----------------                                                            ---------------
17.9%                                                                             82.1%

MONEY MARKET PORTFOLIO
                                                                              U.S.
                                       SHORT-TERM                          GOVERNMENT
                     COMMERCIAL         CORPORATE      CERTIFICATES OF     AND AGENCY          BANKERS       REPURCHASE
BANK NOTES              PAPER          OBLIGATIONS         DEPOSIT         OBLIGATIONS       ACCEPTANCE      AGREEMENTS
----------           ----------        -----------     ---------------     -----------       ----------      ----------
5.7%                    57.0%             4.5%              17.2%             13.2%             1.8%             0.6%


*The composition of the Portfolios is subject to change. Percentages are based on total investments.

                                  PERFORMANCE

As of June 30, 1999, the 7-day and 30-day yields for the Portfolios were as follows:

                                                     7-DAY  30-DAY
                                                     YIELD  YIELD
                                                     -----  ------
Money Market Portfolio**...........................  4.14%  4.11%
Tax Free Money Market Portfolio**..................  2.82%  2.53%

** For the current 7-day yield as of June 30, 1999, the Portfolio's service contractors voluntarily waived a portion of their fees. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 2.61% for the Tax Free Money Market Portfolio. These voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

   An investment in either Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS  --  13.1%
U.S. TREASURY  --  0.6%
  U.S. Treasury Bill...........................     AAA/Aaa**       4.23%    10/14/99   $10,000,000   $    9,876,625
                                                                                                      --------------
AGENCY -- 12.5%
  Federal Farm Credit Bank.....................     AAA/Aaa**       5.59*     10/1/99    10,000,000       10,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       4.92     10/27/99     5,000,000        5,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.00     10/27/99     6,000,000        6,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.00     12/29/99    10,000,000       10,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       4.85      1/19/00    14,500,000       14,500,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.05       3/1/00     7,000,000        7,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.06       3/9/00    15,800,000       15,800,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.32*      4/7/00    10,000,000        9,998,464
  Federal Home Loan Bank.......................     AAA/Aaa**       5.40*     4/24/00    15,000,000       14,995,243
  Federal Home Loan Mortgage Corp..............     AAA/Aaa**       5.39*     4/14/00    10,000,000        9,998,426
  Student Loan Marketing Association...........     AAA/Aaa**       5.64*    11/12/99    15,000,000       15,000,000
  Student Loan Marketing Association...........     AAA/Aaa**       5.54*    11/24/99    15,000,000       14,999,400
  Student Loan Marketing Association...........     AAA/Aaa**       5.54*    12/16/99    15,000,000       15,000,000
  Student Loan Marketing Association...........     AAA/Aaa**       5.00      1/14/00     6,500,000        6,500,000
  Student Loan Marketing Association...........     AAA/Aaa**       5.54*      2/3/00    10,000,000        9,998,846
  Student Loan Marketing Association...........     AAA/Aaa**       5.37*     3/23/01    15,000,000       14,995,080
  Student Loan Marketing Association...........     AAA/Aaa**       4.81*     2/25/00    25,000,000       24,993,616
                                                                                                      --------------
                                                                                                         204,779,075
                                                                                                      --------------
Total U.S. Government and Agency Obligations
  (Cost $214,655,700)..........................                                                          214,655,700
                                                                                                      --------------
BANK NOTES -- 5.6%
DOMESTIC -- 5.3%
  First National Bank of Chicago...............      P-1/A-1+       5.18      3/15/00     7,000,000        6,997,142
  First Tennessee Bank, N.A. -- Memphis........      P-1/A-1        5.10      1/14/00     6,000,000        6,000,000
  First Tennessee Bank, N.A. -- Memphis........      P-1/A-1        5.21       3/8/00    10,000,000       10,000,000
  First Tennessee Bank, N.A. -- Memphis........      P-1/A-1        5.41*      4/6/00    15,000,000       15,000,000
  First Tennessee Bank, N.A. -- Memphis........      P-1/A-1        5.45*     4/13/00    10,000,000       10,000,000
  Harris Trust & Savings Bank..................      P-1/A-1+       5.00       2/1/00     7,000,000        7,000,000

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
BANK NOTES, CONTINUED:
DOMESTIC, CONTINUED:
  Harris Trust & Savings Bank..................      P-1/A-1+       5.05%     2/14/00   $12,000,000   $   11,995,353
  KeyBank, N.A.................................      P-1/A-1        5.65      6/26/00    10,000,000        9,993,367
  NationsBank N.A..............................      P-1/A-1+       5.00       1/6/00    10,000,000        9,999,001
                                                                                                      --------------
                                                                                                          86,984,863
                                                                                                      --------------
YANKEE -- 0.3%
Westpac Banking Corp. Ltd......................      P-1/A-1+       5.20       3/1/00     5,000,000        4,997,748
                                                                                                      --------------
Total Bank Notes (Cost $91,982,611)............                                                           91,982,611
                                                                                                      --------------
BANKERS ACCEPTANCE -- 1.8%
YANKEE -- 1.8%
  Toronto-Dominion Holdings USA, Inc...........      P-1/A-1+       5.00      7/21/99    29,700,000       29,617,500
                                                                                                      --------------
Total Bankers Acceptance (Cost $29,617,500)....                                                           29,617,500
                                                                                                      --------------
CERTIFICATES OF DEPOSIT -- 17.1%
YANKEE -- 17.1%
  ABN AMRO Bank, N.V...........................      P-1/A-1+       5.66       7/6/99     5,000,000        5,000,117
  Bank of Nova Scotia..........................      P-1/A-1+       5.56      8/25/99    10,000,000        9,999,422
  Bank of Nova Scotia..........................      P-1/A-1+       5.05      1/14/00     5,700,000        5,699,703
  Barclays Bank PLC............................      P-1/A-1+       4.89*     3/15/00    15,000,000       14,993,656
  Bayerische Hypo-und Vereinsbank AG...........      P-1/A-1+       5.15      4/28/00    10,000,000        9,995,956
  Canadian Imperial Bank of Commerce...........      P-1/A-1+       5.20      2/29/00    10,000,000       10,002,683
  Canadian Imperial Bank of Commerce...........      P-1/A-1+       5.10      4/12/00     6,000,000        5,997,735
  National Bank of Canada......................      P-1/A-1        5.70      7/20/99     7,000,000        6,999,819
  National Westminster Bank PLC................      P-1/A-1+       4.98       1/7/00    15,000,000       14,998,441
  Rabobank Nederland...........................      P-1/A-1+       4.99       2/7/00    14,000,000       13,994,552
  Rabobank Nederland...........................      P-1/A-1+       5.08      4/12/00     6,000,000        5,998,188
  Royal Bank of Canada.........................      P-1/A-1+       4.90*      3/2/00    15,000,000       14,995,482
  Royal Bank of Canada.........................      P-1/A-1+       5.27      3/31/00     4,000,000        3,998,989
  Royal Bank of Canada.........................      P-1/A-1+       4.89*      5/4/00    20,000,000       19,991,585
  Societe Generale.............................      P-1/A-1+       5.73       7/2/99     7,000,000        6,999,996
  Svenska Handelsbanken........................      P-1/A-1        5.69      7/23/99     4,700,000        4,700,531

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:
YANKEE, CONTINUED:
  Svenska Handelsbanken........................      P-1/A-1        5.60%     8/20/99   $12,000,000   $   11,999,206
  Svenska Handelsbanken........................      P-1/A-1        4.98       2/4/00     6,000,000        5,999,308
  Svenska Handelsbanken........................      P-1/A-1        5.06      2/16/00     5,000,000        4,999,468
  Svenska Handelsbanken........................      P-1/A-1        5.12      2/22/00     5,000,000        4,999,689
  Svenska Handelsbanken........................      P-1/A-1        5.17      2/25/00     8,000,000        7,998,486
  Svenska Handelsbanken........................      P-1/A-1        5.28       3/3/00     8,000,000        7,996,807
  Svenska Handelsbanken........................      P-1/A-1        5.16       4/4/00     6,000,000        5,999,120
  Svenska Handelsbanken........................      P-1/A-1        5.10      4/10/00     6,000,000        5,998,651
  Svenska Handelsbanken........................      P-1/A-1        5.28      5/22/00    10,000,000        9,996,565
  Toronto-Dominion Bank........................      P-1/A-1+       5.68       8/3/99     7,000,000        6,999,757
  Toronto-Dominion Bank........................      P-1/A-1+       4.99       1/7/00    10,000,000        9,999,498
  Toronto-Dominion Bank........................      P-1/A-1+       4.89*     4/12/00    18,000,000       17,992,417
  Toronto-Dominion Bank........................      P-1/A-1+       5.06      4/17/00     7,000,000        6,996,774
  Westpac Banking Corp. Ltd....................      P-1/A-1+       5.18      3/17/00    10,000,000        9,998,285
  Westpac Banking Corp. Ltd....................      P-1/A-1+       5.17      3/31/00     7,000,000        6,999,203
                                                                                                      --------------
Total Certificates of Deposit (Cost
  $279,340,089)................................                                                          279,340,089
                                                                                                      --------------
COMMERCIAL PAPER -- 56.9%
ASSET BACKED -- BANKING -- 1.5%
  Atlantis One Funding.........................      P-1/A-1+       4.95       9/1/99    10,000,000        9,914,750
  Atlantis One Funding.........................      P-1/A-1+       4.82      9/20/99    10,000,000        9,891,550
  Woodstreet Funding Corp......................      P-1/A-1        4.81      7/13/99     4,045,000        4,038,515
                                                                                                      --------------
                                                                                                          23,844,815
                                                                                                      --------------
ASSET BACKED -- FINANCE -- 0.9%
  Beta Finance, Inc.(b)........................      P-1/A-1+       5.21      9/28/99    15,000,000       14,806,796
                                                                                                      --------------
ASSET BACKED -- MISCELLANEOUS -- 14.4%
  Asset Securitization Cooperative Corp. (b)...      P-1/A-1+       5.50       7/1/99    25,000,000       25,000,000
  Enterprise Funding Corp. (b).................      P-1/A-1+       4.89       7/8/99    13,557,000       13,544,110
  Enterprise Funding Corp. (b).................      P-1/A-1+       4.90      7/19/99    11,977,000       11,947,656
  Enterprise Funding Corp. (b).................      P-1/A-1+       5.05      7/20/99    14,536,000       14,497,258
  Falcon Asset Securitization Corp. (b)........      P-1/A-1        5.03      7/13/99    20,000,000       19,966,467
  Falcon Asset Securitization Corp. (b)........      P-1/A-1        5.10      7/27/99    10,760,000       10,720,367

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
ASSET BACKED -- MISCELLANEOUS, CONTINUED:
  Preferred Receivables Funding Corp. (b)......      P-1/A-1        4.82%      7/6/99   $20,000,000   $   19,986,611
  Preferred Receivables Funding Corp. (b)......      P-1/A-1        4.85      7/13/99    15,000,000       14,975,750
  Preferred Receivables Funding Corp. (b)......      P-1/A-1        5.03      7/19/99    15,330,000       15,291,445
  Quincy Capital Corp. (b).....................      P-1/A-1+       4.87       8/4/99    15,000,000       14,931,008
  Receivables Capital Corp. (b)................      P-1/A-1+       4.82       7/6/99    11,146,000       11,138,538
  Receivables Capital Corp. (b)................      P-1/A-1+       4.91       7/7/99     5,000,000        4,995,908
  Receivables Capital Corp. (b)................      P-1/A-1+       4.96      7/13/99    25,000,000       24,958,667
  Variable Funding Capital Corp. (b)...........      P-1/A-1        4.92       7/6/99    10,000,000        9,993,167
  Variable Funding Capital Corp. (b)...........      P-1/A-1        4.81      7/12/99    12,000,000       11,982,363
  Variable Funding Capital Corp. (b)...........      P-1/A-1        5.04      7/16/99    10,000,000        9,979,000
                                                                                                      --------------
                                                                                                         233,908,315
                                                                                                      --------------
AUTO-TRUCK -- 9.2%
  DaimlerChrysler AG...........................      P-1/A-1        4.84      7/14/99    15,000,000       14,973,783
  DaimlerChrysler AG...........................      P-1/A-1        5.02      7/21/99    25,000,000       24,930,278
  DaimlerChrysler AG...........................      P-1/A-1        4.93      7/26/99    17,000,000       16,941,799
  Ford Motor Credit Corp.......................      P-1/A-1        4.83       7/8/99    25,000,000       24,976,495
  Ford Motor Credit Corp.......................      P-1/A-1        4.84       7/8/99    30,000,000       29,971,793
  General Motors Acceptance Corp...............      P-1/A-1        5.01      7/21/99    18,000,000       17,949,900
  General Motors Acceptance Corp...............      P-1/A-1        4.90      7/22/99    20,000,000       19,942,833
                                                                                                      --------------
                                                                                                         149,686,881
                                                                                                      --------------
BANKING -- 13.6%
  Banque et Caisse d'Epargne de L'Etat.........      P-1/A-1+       4.83       7/7/99    10,000,000        9,991,950
  Banque et Caisse d'Epargne de L'Etat.........      P-1/A-1+       4.83      7/19/99    15,000,000       14,963,775
  Banque et Caisse d'Epargne de L'Etat.........      P-1/A-1+       4.81      8/10/99    15,000,000       14,919,833
  BBL North America, Inc.......................      P-1/A-1+       4.84       7/7/99    10,000,000        9,991,933
  BBL North America, Inc.......................      P-1/A-1+       4.81      7/26/99    30,000,000       29,899,792
  Cregem N.A., Inc.............................      P-1/A-1+       4.81       7/1/99    30,000,000       30,000,000
  Cregem N.A., Inc.............................      P-1/A-1+       5.20      7/12/99     6,200,000        6,190,149
  Cregem N.A., Inc.............................      P-1/A-1+       4.81      7/16/99    10,000,000        9,979,958
  Cregem N.A., Inc.............................      P-1/A-1+       5.00      7/22/99    10,000,000        9,970,833
  Cregem N.A., Inc.............................      P-1/A-1+       4.80      7/29/99    25,000,000       24,906,667
  Den Danske Corp..............................      P-1/A-1        4.82      7/12/99    10,000,000        9,985,144

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
BANKING, CONTINUED:
  Den Danske Corp..............................      P-1/A-1        4.89%     7/12/99   $15,000,000   $   14,977,716
  Nationwide Building Society..................      P-1/A-1        4.82       8/4/99    10,000,000        9,954,478
  Nationwide Building Society..................      P-1/A-1        4.82      8/11/99     5,000,000        4,972,553
  Nordbanken N.A., Inc.........................      P-1/A-1        4.82      7/16/99    20,000,000       19,959,833
                                                                                                      --------------
                                                                                                         220,664,614
                                                                                                      --------------
BROKER/DEALER -- 2.1%
  Goldman Sachs Group, Inc.....................      P-1/A-1+       4.98      7/20/99    20,000,000       19,947,433
  Morgan Stanley, Dean Witter & Co.............      P-1/A-1        4.97      7/16/99     5,000,000        4,989,646
  Morgan Stanley, Dean Witter & Co.............      P-1/A-1        5.11*     1/31/00    10,000,000       10,000,000
                                                                                                      --------------
                                                                                                          34,937,079
                                                                                                      --------------
BUSINESS SERVICES -- 1.5%
  Block Financial Corp.........................      P-1/A-1        5.55       7/1/99    25,000,000       25,000,000
                                                                                                      --------------
COMPUTER -- 1.2%
  IBM Credit Corp..............................      P-1/A-1        4.98      7/20/99    20,000,000       19,947,433
                                                                                                      --------------
CONSUMER PRODUCTS -- 0.4%
  Fortune Brands, Inc. (b).....................      P-1/A-1        5.06      7/15/99     6,000,000        5,988,193
                                                                                                      --------------
FINANCE-CONDUIT -- 0.6%
  MetLife Funding Inc..........................      P-1/A-1+       4.98      7/16/99    10,000,000        9,979,250
                                                                                                      --------------
FINANCE-CONSUMER -- 1.3%
  Household Finance Corp.......................      P-1/A-1        4.90      7/14/99    22,000,000       21,961,072
                                                                                                      --------------
FINANCE-SUBSIDIARY -- 2.4%
  Deutsche Bank Financial, Inc.................      P-1/A-1+       4.80       8/9/99    15,000,000       14,922,000
  National Australia Funding...................      P-1/A-1+       4.89      7/12/99    25,000,000       24,962,646
                                                                                                      --------------
                                                                                                          39,884,646
                                                                                                      --------------
FINANCIAL-RETAIL -- 0.6%
  American Express Credit Co...................      P-1/A-1        5.06       7/7/99    10,000,000        9,991,567
                                                                                                      --------------
FOOD, BEVERAGE & TOBACCO -- 0.6%
  Campbell Soup Co. (b)........................      P-1/A-1+       5.12       9/3/99    10,000,000        9,908,978
                                                                                                      --------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
INSURANCE -- 1.8%
  Prudential Funding Corp......................      P-1/A-1        4.82%      7/8/99   $30,000,000   $   29,971,883
                                                                                                      --------------
MANUFACTURING -- DIVERSIFIED -- 0.8%
  BTR Dunlop Finance Inc. (b)..................      P-1/A-1        5.00      7/19/99    13,000,000       12,967,500
                                                                                                      --------------
METALS & MINING -- 0.7%
  U.S. Borax, Inc. (b).........................      P-1/A-1+       5.00      7/23/99    11,000,000       10,966,389
                                                                                                      --------------
TELECOMMUNICATIONS -- 3.3%
  Ameritech Capital Funding Corp. (b)..........      P-1/A-1+       4.98      7/19/99    15,000,000       14,962,650
  Ameritech Capital Funding Corp. (b)..........      P-1/A-1+       5.15      7/28/99    15,000,000       14,942,063
  BellSouth Capital Funding Corp. (b)..........      P-1/A-1+       4.87      7/14/99    23,600,000       23,558,496
                                                                                                      --------------
                                                                                                          53,463,209
                                                                                                      --------------
Total Commercial Paper (Cost $927,878,620).....                                                          927,878,620
                                                                                                      --------------
SHORT-TERM CORPORATE OBLIGATIONS -- 4.5%
BANKING -- 0.4%
  Norwest Corp.................................      P-1/A-1+       5.55...   8/31/99     7,000,000        6,999,663
                                                                                                      --------------
BROKER/DEALER -- 1.7%
  Bear Stearns Companies, Inc..................      P-1/A-1        4.99*     7/20/99     6,000,000        6,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        4.92*      8/6/99     8,000,000        8,000,000
  Lehman Brothers Holdings, Inc................      P-2/A-1        5.04*     7/22/99    13,000,000       13,000,727
                                                                                                      --------------
                                                                                                          27,000,727
                                                                                                      --------------
COMPUTER -- 0.3%
  IBM Credit Corp..............................      P-1/A-1        4.95*     9/15/99     5,000,000        5,000,000
                                                                                                      --------------
FINANCE-AIRCRAFT -- 0.5%
  International Lease Financing................      P-1/A-1+       7.41       9/1/99     7,500,000        7,523,367
                                                                                                      --------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
SHORT-TERM CORPORATE OBLIGATIONS,
CONTINUED:
FINANCE-DIVERSIFIED -- 0.7%
  Associates Corp. of N.A......................      P-1/A-1+       5.10%*    6/29/00   $12,000,000   $   11,992,815
                                                                                                      --------------
INSURANCE -- 0.9%
  Prudential Funding Corp......................      P-1/A-1        5.39*     7/16/99     8,000,000        8,000,000
  Prudential Funding Corp......................      P-1/A-1        5.51*     8/30/99     7,000,000        7,000,000
                                                                                                      --------------
                                                                                                          15,000,000
                                                                                                      --------------
Total Short-Term Corporate Obligations (Cost
  $73,516,572).................................                                                           73,516,572
                                                                                                      --------------
REPURCHASE AGREEMENTS -- 0.6%
  S. G. Cowen Securities Corp., dated 6/30/99
    (Collateralized by $9,602,000, U.S.
    Treasury Notes, 7.00%, due 7/15/06, fair
    value -- $10,406,168)......................                     4.83       7/1/99    10,202,000       10,202,000
                                                                                                      --------------
Total Repurchase Agreements (Cost
  $10,202,000).................................                                                           10,202,000
                                                                                                      --------------
Total Investments (Cost $1,627,193,092)
  (a) -- 99.6%.................................                                                        1,627,193,092
Other assets in excess of liabilities
   -- 0.4%.....................................                                                            6,473,093
                                                                                                      --------------
Total Net Assets -- 100.0%.....................                                                       $1,633,666,185
                                                                                                      ==============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.

(b) Represents a restricted security, purchased under Rule 144A or Section 4(2), which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.

 * Variable rate security. Rate presented represents the rate in effect at June 30, 1999. Maturity date presented reflects earlier of next rate change date or maturity date.

** Implied Long Term Rating.

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $1,616,991,092
  Repurchase agreements, at cost............................      10,202,000
                                                              --------------
  Total Investments.........................................   1,627,193,092
  Cash......................................................              52
  Interest receivable.......................................      10,418,000
  Prepaid expenses and other assets.........................         233,738
                                                              --------------
Total assets................................................   1,637,844,882
                                                              --------------
LIABILITIES
  Dividends payable.........................................       2,602,226
  Accrued expenses and other payables:
    Advisory fees...........................................         135,022
    Administration fees.....................................         135,022
    Distribution fees.......................................         936,863
    Other...................................................         369,564
                                                              --------------
Total liabilities...........................................       4,178,697
                                                              --------------
NET ASSETS..................................................  $1,633,666,185
                                                              ==============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   1,634,494,772
                                                              ==============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................           $1.00
                                                                        ----
                                                                        ----
COMPOSITION OF NET ASSETS
  Shares of common stock, at par............................  $    1,634,495
  Additional paid-in-capital................................   1,632,891,708
  Accumulated net realized losses...........................        (860,018)
                                                              --------------
Net Assets..................................................  $1,633,666,185
                                                              ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $40,543,862
Expenses
  Advisory fees.............................................  $  801,927
  Administration fees.......................................     801,927
  Special management services fees..........................     801,927
  Distribution fees.........................................   4,811,621
  Accounting fees...........................................      32,449
  Transfer agent fees and expenses..........................     329,455
  Directors' fees...........................................      28,890
  Other expenses............................................     552,192
                                                              ----------
    Total expenses before fee waivers.......................   8,160,388
    Less: Fee waivers.......................................    (888,156)
                                                              ----------
Total Expenses..............................................                 7,272,232
                                                                           -----------
Net Investment Income.......................................                33,271,630
REALIZED GAINS ON INVESTMENT TRANSACTIONS
  Net realized gains on investment transactions.............                    31,294
                                                                           -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............               $33,302,924
                                                                           ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended       Year Ended
                                                                  June 30,          December 31,
                                                                    1999                1998
                                                              ----------------     ---------------
                                                                (Unaudited)
CHANGE IN NET ASSETS
Operations
  Net investment income.....................................  $    33,271,630      $    61,692,419
  Net realized gains on investment transactions.............           31,294               87,896
                                                              ---------------      ---------------
    Change in net assets from operations....................       33,302,924           61,780,315
                                                              ---------------      ---------------
Dividends to shareholders from net investment income........      (33,271,630)         (61,698,042)
                                                              ---------------      ---------------
Capital Share Transactions
  Proceeds from shares issued...............................    4,539,799,000        7,074,460,107
  Dividends reinvested......................................       32,320,948           59,507,058
  Cost of shares redeemed...................................   (4,326,388,447)      (6,897,157,916)
                                                              ---------------      ---------------
    Change in net assets from share transactions............      245,731,501          236,809,249
                                                              ---------------      ---------------
Change in net assets........................................      245,762,795          236,891,522
NET ASSETS
  Beginning of period.......................................    1,387,903,390        1,151,011,868
                                                              ---------------      ---------------
  End of period.............................................  $ 1,633,666,185      $ 1,387,903,390
                                                              ===============      ===============
SHARE TRANSACTIONS
  Issued....................................................    4,539,799,000        7,074,460,107
  Reinvested................................................       32,320,948           59,507,058
  Redeemed..................................................   (4,326,388,447)      (6,897,157,916)
                                                              ---------------      ---------------
  Change in shares..........................................      245,731,501          236,809,249
                                                              ===============      ===============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER -- 17.9%
DISTRICT OF COLUMBIA -- 0.5%
  District of Columbia (National Academy of
    Science).......................................      NR/NR         3.20%   9/24/99    $  500,000   $    500,000
                                                                                                       ------------
FLORIDA -- 2.4%
  Florida Local Government Finance Authority.......     P-1/A-1        3.10     8/9/99     1,100,000      1,100,000
  Florida Local Government Finance Authority.......     P-1/A-1        2.80    8/10/99       500,000        500,000
  Sarasota Public Hospital.........................    VMIG1/A-1+      3.15    9/14/99     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          2,600,000
                                                                                                       ------------
ILLINOIS -- 1.4%
  Illinois Health Facility Authority (Evanston
    Hospital)......................................     NR/A-1+        2.95    11/30/99    1,000,000      1,000,000
  Illinois Health Facility Authority (Evanston
    Hospital)......................................     NR/A-1+        3.25    5/31/00       500,000        500,000
                                                                                                       ------------
                                                                                                          1,500,000
                                                                                                       ------------
INDIANA -- 0.5%
  City of Indianapolis Gas Utility System..........     P-1/A-1        3.15    9/20/99       500,000        500,000
                                                                                                       ------------
KENTUCKY -- 0.9%
  Trimble County, PCR (Louisville G&E).............    VMIG1/A-1       3.15     8/5/99     1,000,000      1,000,000
                                                                                                       ------------
MARYLAND -- 0.9%
  Maryland Health & Education (John Hopkins).......     P-1/A-1+       3.15    9/15/99     1,000,000      1,000,000
                                                                                                       ------------
MICHIGAN -- 0.5%
  Michigan Strategic Fund (Dow Chemical Co.).......     P-1/A-1        3.15    7/14/99       500,000        500,000
                                                                                                       ------------
NEBRASKA -- 0.9%
  Omaha Public Power District......................     P-1/A-1+       3.25    10/12/99    1,000,000      1,000,000
                                                                                                       ------------
NEW YORK -- 2.4%
  New York City....................................    VMIG1/A-1       2.90    8/19/99     1,600,000      1,600,000
  New York City Municipal Water....................     P-1/A-1+       3.45    7/28/99     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          2,600,000
                                                                                                       ------------
SOUTH CAROLINA -- 0.5%
  South Carolina Public Service Authority..........     P-1/A-1+       3.15     8/6/99       500,000        500,000
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
TEXAS -- 5.6%
  Brazos Port PCR (Dow Chemical Co.)...............     P-1/A-1        3.20%    8/6/99    $1,500,000   $  1,500,000
  City of Brownsville Utility System...............     P-1/A-1+       3.15    9/10/99       600,000        600,000
  City of Houston Water & Sewer....................     P-1/A-1        3.20     8/5/99     1,000,000      1,000,000
  State of Texas...................................     P-1/A-1+       2.95    7/23/99     1,000,000      1,000,000
  State of Texas...................................     P-1/A-1+       2.95    7/30/99     1,000,000      1,000,000
  State of Texas...................................     P-1/A-1+       2.95    8/20/99     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          6,100,000
                                                                                                       ------------
VIRGINIA -- 1.4%
  Town of Louisa Industrial Development Authority
    (Virginia Electric Power)......................    VMIG1/A-1       3.35    10/13/99      500,000        500,000
  Town of Louisa Industrial Development Authority
    (Virginia Electric Power)......................    VMIG1/A-1       3.40    2/14/00     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          1,500,000
                                                                                                       ------------
Total Commercial Paper (Cost $19,300,000)..........                                                      19,300,000
                                                                                                       ------------
MUNICIPAL BONDS -- 82.5%
ALASKA -- 0.5%
  Valdez Marine Terminal Revenue, Series C (Exxon
    Pipeline Co. Project)..........................    VMIG1/A-1+      3.40*   12/1/33       500,000        500,000
                                                                                                       ------------
ARIZONA -- 2.3%
  Arizona School District, Cash Flow Management,
    Series A.......................................     NR/SP1+        4.10    7/30/99       500,000        500,414
  Pima County Industrial Development Authority
    Revenue (Tucson Electric Light & Power
    Improvements)..................................    VMIG1/A-1+      3.55*   12/1/22     1,500,000      1,500,000
  Scottsdale Industrial Development Authority,
    Hospital Revenue, Series B (Scottsdale Memorial
    Health System).................................    VMIG1/A-1+      3.30*    9/1/22       500,000        500,000
                                                                                                       ------------
                                                                                                          2,500,414
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
CALIFORNIA -- 1.4%
  California Higher Education Loan Authority Inc.,
    Student Loan Revenue, Series D-2...............     VMIG1/NR       3.65%   7/1/99**   $  500,000   $    500,000
  California School Cash Reserve Program Authority,
    Revenue Bonds..................................    MIG1/SP1+       4.50     7/2/99     1,000,000      1,000,020
                                                                                                       ------------
                                                                                                          1,500,020
                                                                                                       ------------
DISTRICT OF COLUMBIA -- 2.1%
  District of Columbia, Series A (George Washington
    University)....................................     VMIG1/NR       3.45*    3/1/06     2,300,000      2,300,000
                                                                                                       ------------
FLORIDA -- 3.8%
  Dade County Health Facilities Authority, Hospital
    Revenue (Miami Children's Hospital Project)....     NR/A-1+        3.30*    9/1/25     1,100,000      1,100,000
  Dade County Water & Sewer System Revenue.........    VMIG1/A-1+      3.30*   10/5/22     1,300,000      1,300,000
  Indian Trace Community Development District,
    Series A (Basin 1 Water Management)............    VMIG1/A-1+      3.30*   11/1/99     1,700,000      1,700,000
                                                                                                       ------------
                                                                                                          4,100,000
                                                                                                       ------------
GEORGIA -- 6.8%
  Burke County Georgia Development Authority, PCR,
    Series A (Oglethorpe Power Corp.)..............    VMIG1/A-1+      3.30*    1/1/19     1,800,000      1,800,000
  Cobb County, Tax Anticipation Notes, GO..........    MIG1/SP-1+      3.25    12/31/99      500,000        500,500
  Coweta Development Authority, PCR (Georgia Power
    Co. Plant, Yates Project)......................    VMIG1/A-1       3.75*    3/1/24       400,000        400,000
  De Kalb Private Hospital Authority, Revenue
    Anticipation Bonds (Eagleston Childrens Health
    Center)........................................    VMIG1/A-1+      3.35*   12/1/17     1,800,000      1,800,000
  Georgia Municipal Gas Authority Gas Revenue,
    Series B.......................................     NR/A-1+        3.30*    9/1/07     1,400,000      1,400,000
  Gwinett County Housing Authority, Multi-Family
    Housing (Post Court)...........................     NR/A-1+        3.35*    6/1/25       500,000        500,000

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
GEORGIA, CONTINUED:
  Monroe County Development Authority, PCR (Georgia
    Power Co. Plant, Scherer Project)..............    VMIG1/A-1       3.75%*   9/1/29    $  300,000   $    300,000
  Putnam County Development Authority, PCR (Georgia
    Power Co. Plant, Branch Project)...............    VMIG1/A-1       3.75*    3/1/24       500,000        500,000
                                                                                                       ------------
                                                                                                          7,200,500
                                                                                                       ------------
IDAHO -- 1.6%
  Idaho Health Facilities Authority (St. Luke's
    Regional Medical Center Project)...............     VMIG1/NR       3.40*    5/1/22       400,000        400,000
  Power County, PCR (FMC Corp.)....................     VMIG1/NR       3.45*   12/1/10     1,300,000      1,300,000
                                                                                                       ------------
                                                                                                          1,700,000
                                                                                                       ------------
ILLINOIS -- 14.4%
  Chicago O'Hare International Airport Revenue,
    Series C (American Airlines Inc.)..............    VMIG1/A-1+      3.50*   12/1/17       300,000        300,000
  Chicago O'Hare International Airport Revenue,
    Series C, General Airport, Second Lien.........    VMIG1/A-1+      3.50*    1/1/18     1,000,000      1,000,000
  Chicago O'Hare International Airport Revenue,
    Series D, (American Airlines Inc.).............    VMIG1/A-1+      3.50*   12/1/17       900,000        900,000
  Illinois Development Finance Authority, PCR (A.E.
    Staley Manufacturing Co.)......................      P-1/NR        3.30*   12/1/05     1,800,000      1,800,000
  Illinois Educational Facilities Authority Revenue
    (Field Museum of Natural History)..............    VMIG1/A-1+      2.90    11/23/99    1,000,000      1,000,000
  Illinois Educational Facilities Authority
    Revenue, Series Cp-1 (DePaul University).......    VMIG1/A-1+      3.65*    4/1/26     1,800,000      1,800,000
  Illinois Health Facilities Authority Revenue
    (Combined Health & NW Community)...............     VMIG1/NR       3.40*   10/1/15     2,000,000      2,000,000
  Illinois Health Facilities Authority Revenue
    (Evanston Hospital Corp. Project)..............     VMIG1/NR       3.05    2/15/00     1,000,000      1,000,000
  Illinois Health Facilities Authority Revenue,
    Series B (Advocate Health Care)................    VMIG1/A-1+      3.40*   8/15/22     1,960,000      1,960,000

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
ILLINOIS, CONTINUED:
  Illinois Health Facilities Authority Revenue,
    Series B (Elmhurst Memorial Hospital
    Project).......................................     VMIG1/NR       3.50%*   1/1/20    $2,100,000   $  2,100,000
  Illinois Health Facilities Authority Revenue,
    Series B (St. Luke's Medical Center)...........    VMIG1/A-1+      3.50*   11/15/23      500,000        500,000
  Illinois State Toll Highway Authority, Toll
    Highway Priority Refunding Revenue, Series B...    VMIG1/A-1+      3.30*    1/1/10     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                         15,360,000
                                                                                                       ------------
INDIANA -- 4.3%
  Indiana Advance Funding Program Note, Series
    A-2............................................    MIG1/SP1+       3.50    1/19/00     1,500,000      1,504,326
  Indiana Municipal Power Agency, Series A (Agency
    Power Supply System Revenue)...................    VMIG1/A-1+      3.35*    1/1/18     1,000,000      1,000,000
  Indianapolis Local Public Improvement Bond,
    Series A.......................................     NR/SP1+        4.00    1/10/00       750,000        752,916
  Rockport PCR, Series B (AEP Generating Co.
    Project).......................................     NR/A-1+        3.45*    7/1/25       400,000        400,000
  Rockport PCR, Series B (Indiana Power Co.
    Project).......................................     NR/A-1+        3.45*    6/1/25     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          4,657,242
                                                                                                       ------------
KENTUCKY -- 0.5%
  Kentucky Asset Project Notes.....................    MIG1/SP1+       3.50    11/1/99       500,000        500,900
                                                                                                       ------------
LOUISIANA -- 2.9%
  East Baton Rouge Parish, PCR (Exxon Project).....     P-1/A-1+       3.45*    3/1/22       800,000        800,000
  Louisiana State Offshore Terminal Authority
    (Loop).........................................    VMIG1/A-1+      3.40*    9/1/08       800,000        800,000
  Louisiana State Offshore Terminal Authority
    (Loop).........................................     NR/A-1+        3.50*    9/1/08       820,000        820,000
  Plaquemines Port Harbor & Terminal District
    (Chevron Pipe Line Co.)........................      P-1/NR        3.65*    9/1/99       685,000        685,056
                                                                                                       ------------
                                                                                                          3,105,056
                                                                                                       ------------
MASSACHUSETTS -- 1.4%
  Massachusetts Bay Transit Authority, Series A,
    GO.............................................    MIG1/SP1+       3.50    2/25/00       500,000        501,907
  Massachusetts Municipal Wholesale Electrical
    Corp., Power Supply System Revenue, Series C...    VMIG1/A-1+      3.40*    7/1/19     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          1,501,907
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
MICHIGAN -- 5.2%
  Michigan Municipal Bond Authority, Series D-1....     NR/SP1+        4.25%   8/27/99    $  500,000   $    500,504
  Michigan State Hospital Finance Authority
    Revenue, Series A (St. Mary Hospital of Livonia
    Project).......................................    VMIG1/A-1       3.50*    7/1/17     1,900,000      1,900,000
  Michigan State Strategic Fund Limited Obligation
    Revenue (DOW Chemical Co. Project).............     P-1/A-1        3.45*    2/1/09       800,000        800,000
  University of Michigan Hospital, Revenue Bond,
    Series A.......................................    VMIG1/A-1+      3.45*   12/1/19       800,000        800,000
  University of Michigan Hospital, Revenue Bond,
    Series A-2.....................................    VMIG1/A-1+      3.45*   12/1/24     1,600,000      1,600,000
                                                                                                       ------------
                                                                                                          5,600,504
                                                                                                       ------------
MISSISSIPPI -- 0.9%
  Harrison County PCR (E.I. Dupont De Nemours).....     P-1/A-1+       3.45*    9/1/10     1,000,000      1,000,000
                                                                                                       ------------
MISSOURI -- 0.5%
  Missouri Health & Education Facilities Authority
    Revenue, Series A (Medical Research
    Facilities -- Stowers).........................     NR/A-1+        3.55*    4/1/38       500,000        500,000
                                                                                                       ------------
NEBRASKA -- 1.2%
  Nebraska Help Increase Revenue, Series E, Student
    Loan Revenue Bond, MBIA........................    VMIG1/A-1+      3.55*   12/1/15     1,300,000      1,300,000
                                                                                                       ------------
NEW HAMPSHIRE -- 2.2%
  Rockingham County Tax Anticipation Notes.........      NR/NR         3.25    12/31/99    1,000,000      1,000,143
  State Housing Finance Authority, Multi-Family
    Revenues (EQR Bond Partnership)................     VMIG1/NR       3.50*   9/15/26     1,400,000      1,400,000
                                                                                                       ------------
                                                                                                          2,400,143
                                                                                                       ------------
NEW JERSEY -- 0.9%
  Essex County Bond Anticipation Notes.............     MIG1/NR        3.50    12/15/99      500,000        500,919
  South Jersey Transportation, Bond Anticipation
    Notes..........................................     MIG1/SP1       2.95    11/3/99       500,000        500,000
                                                                                                       ------------
                                                                                                          1,000,919
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
NEW MEXICO -- 1.6%
  University of New Mexico (University Revenue)....    VMIG1/A-1+      3.30%*   6/1/06    $1,700,000   $  1,700,000
                                                                                                       ------------
NEW YORK -- 2.3%
  New York Local Government Assistance Corp.,
    Series B.......................................    VMIG1/A-1       3.25*    4/1/25     1,400,000      1,400,000
  New York State, Dorm Authority Revenue, Series B
    (State University).............................      NR/NR         7.38    5/15/00**   1,000,000      1,055,505
                                                                                                       ------------
                                                                                                          2,455,505
                                                                                                       ------------
NORTH CAROLINA -- 6.3%
  North Carolina Community Hospital Revenue, Series
    A (Duke University Hospital Project)...........    VMIG1/A-1+      3.65*    6/1/23     1,500,000      1,500,000
  North Carolina Educational Facilities, Finance
    Agency Revenue, Series B (Duke University).....    VMIG1/A-1+      3.65*   12/1/21     1,700,000      1,700,000
  Raleigh Durham Airport Authority, Special
    Facilities Revenue, Series A, (American
    Airlines, Inc.)................................     NR/A-1+        3.45*   11/1/15       700,000        700,000
  Union, North Carolina, PCR (Square D), Revenue
    Bonds..........................................     VMIG1/NR       3.70*    3/1/03     1,400,000      1,400,000
  University of North Carolina Chapel Hill
    Foundation (Certification of Participation)....     VMIG1/NR       3.55*   10/1/09     1,500,000      1,500,000
                                                                                                       ------------
                                                                                                          6,800,000
                                                                                                       ------------
OHIO -- 0.9%
  Ohio State Air Quality Development Authority
    (Ohio Edison)..................................    VMIG1/A-1+      2.95*   2/1/00**    1,000,000      1,000,000
                                                                                                       ------------
OREGON -- 0.9%
  Portland Tax Anticipation Notes, GO..............      NR/NR         4.25    6/29/00       950,000        957,306
                                                                                                       ------------
PENNSYLVANIA -- 5.5%
  Allegheny County Hospital Development Authority
    Revenue, Series B (Children's Hospital
    Pittsburgh)....................................    VMIG1/A-1       3.40*   12/1/15       700,000        700,000
  Delaware County Industrial Development Authority,
    PCR (BP Oil Inc. Project)......................     P-1/A-1+       3.50*   12/1/09       200,000        200,000

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
PENNSYLVANIA, CONTINUED:
  Delaware Valley Regulatory Financing Authority,
    Local Government Revenue, Series A.............    VMIG1/A-1+      3.35%*  12/1/19    $2,000,000   $  2,000,000
  North Umberland Industrial Development Authority
    Revenue (Merck Project)........................     NR/A-1+        3.95*   10/1/22     2,000,000      2,000,000
  Philadelphia Water & Wastewater Revenue, Series
    B..............................................    VMIG1/A-1+      3.30*    8/1/27     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          5,900,000
                                                                                                       ------------
SOUTH CAROLINA -- 0.8%
  South Carolina Jobs Economic Development
    Authority, Hospital Facilities Revenue.........     NR/A-1+        3.30*   2/15/28       900,000        900,000
                                                                                                       ------------
TEXAS -- 2.9%
  Brazos River Harbor Navigation District Brazoria
    County Revenue, Series A (Dow Chemical Co.
    Project).......................................      P-1/NR        3.80*    8/1/22     1,100,000      1,100,000
  Harris County Health Facilities Development
    Corp., Series B (Memorial Hospital System
    Project).......................................    VMIG1/A-1+      3.30*    6/1/24     1,400,000      1,400,000
  Tom Green County Health Facilities Development
    Corp., Health Facilities Revenue (Universal
    Health Services)...............................     NR/A-1+        3.50*   12/1/15       600,000        600,000
                                                                                                       ------------
                                                                                                          3,100,000
                                                                                                       ------------
VERMONT -- 0.7%
  Vermont Educational & Buildings Financing Agency
    Revenue (Middlebury College Project)...........     NR/A-1+        3.19*    5/1/00       800,000        800,000
                                                                                                       ------------
VIRGINIA -- 1.1%
  Loudoun County Industrial Development Authority
    (Falcons Landing Project)......................     VMIG1/NR       3.40*   11/1/28     1,200,000      1,200,000
                                                                                                       ------------
WASHINGTON -- 2.3%
  Port Seattle Industrial Development (Alaska
    Airlines, Inc.)................................      P-1/NR        3.45*   12/1/09       500,000        500,000
  Washington State, Series 96B, GO.................    VMIG1/A-1+      3.40*    6/1/20     2,000,000      2,000,000
                                                                                                       ------------
                                                                                                          2,500,000
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
WISCONSIN -- 2.3%
  Kenosha Wisconsin University, Tax & Revenue
    Anticipation Notes, GO.........................     MIG1/NR        3.38%   9/28/99    $  500,000   $    500,000
  La Crosse Industrial Development Revenue, Series
    C (Dairyland Power Cooperative)................     VMIG1/NR       3.70*    2/1/15     1,000,000      1,000,000
  Stoughton Wisconsin Area School District.........      NR/NR         3.25    10/29/99      950,000        950,000
                                                                                                       ------------
                                                                                                          2,450,000
                                                                                                       ------------
WYOMING -- 2.0%
  Sweetwater County PCR, Series C (Idaho Power Co.
    Project).......................................    VMIG1/A-1       3.45*   7/15/26       600,000        600,000
  Sweetwater County PCR (Pacificorp Projects)......    VMIG1/A-1+      3.50*   11/1/24     1,600,000      1,600,000
                                                                                                       ------------
                                                                                                          2,200,000
                                                                                                       ------------
Total Municipal Bonds (Cost $88,690,416)...........                                                      88,690,416
                                                                                                       ------------
Total Investments (Cost
  $107,990,416)(a) -- 100.4%.......................                                                     107,990,416
Liabilities in excess of other assets -- (0.4)%....                                                        (422,585)
                                                                                                       ------------
Total Net Assets -- 100.0%.........................                                                    $107,567,831
                                                                                                       ============

---------------

(a) Cost for federal income tax and financial reporting purposes are the same.

 * Floating or adjustable rate security. The coupon rate shown on floating or adjustable rates securities represents the rate at June 30, 1999.

** Put or demand features exist allowing the fund to require the repurchase of the investment within variable time periods ranging from daily, weekly, monthly or semi-annually. Maturity date reflects the next put date for these securities. For all other securities held by the Portfolio, maturity date reflects final maturity date.

GO = General Obligation
MBIA = Insured by Municipal Bond Insurance Assoc.
NR = Not rated
PCR = Pollution Control Revenue

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $107,990,416
  Cash......................................................        95,900
  Interest receivable.......................................       609,607
  Prepaid expenses and other assets.........................        28,044
                                                              ------------
Total assets................................................   108,723,967
                                                              ------------
LIABILITIES
  Dividends payable.........................................       112,752
  Payable for securities purchased..........................       957,306
  Accrued expenses and other payables:
    Advisory fees...........................................         8,945
    Administration fees.....................................         5,367
    Distribution fees.......................................        38,462
    Other...................................................        33,304
                                                              ------------
Total liabilities...........................................     1,156,136
                                                              ------------
NET ASSETS..................................................  $107,567,831
                                                              ============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   107,565,482
                                                              ============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................         $1.00
                                                                     =====

COMPOSITION OF NET ASSETS
  Shares of common stock, at par............................  $    107,565
  Additional paid-in-capital................................   107,457,916
  Undistributed net investment income.......................           940
  Accumulated net realized gains............................         1,410
                                                              ------------
Net Assets..................................................  $107,567,831
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................              $1,725,481
Expenses
  Advisory fees.............................................  $  55,988
  Administration fees.......................................     55,988
  Special management services fees..........................     55,988
  Distribution fees.........................................    335,933
  Accounting fees...........................................     13,233
  Transfer agent fees and expenses..........................     13,169
  Directors' fees...........................................      2,085
  Other expenses............................................     51,437
                                                              ---------
    Total expenses before fee waivers.......................    583,821
    Less: Fee waivers.......................................   (173,564)
                                                              ---------
Total Expenses..............................................                 410,257
                                                                          ----------
Net Investment Income.......................................               1,315,224
REALIZED GAINS ON INVESTMENT TRANSACTIONS
  Net realized gains on investment transactions.............                      93
                                                                          ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............              $1,315,317
                                                                          ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended    Year Ended
                                                                  June 30,       December 31,
                                                                    1999             1998
                                                              ----------------   ------------
                                                                (Unaudited)

CHANGE IN NET ASSETS
Operations
  Net investment income.....................................   $   1,315,224     $   3,169,653
  Net realized gains on investment transactions.............              93             3,211
                                                               -------------     -------------
    Change in net assets from operations....................       1,315,317         3,172,864
                                                               -------------     -------------
Dividends to shareholders from net investment income........      (1,315,224)       (3,169,653)
                                                               -------------     -------------
Capital Share Transactions
  Proceeds from shares issued...............................     261,851,713       547,622,475
  Dividends reinvested......................................       1,297,660         3,105,194
  Cost of shares redeemed...................................    (258,402,567)     (551,308,528)
                                                               -------------     -------------
    Change in net assets from share transactions............       4,746,806          (580,859)
                                                               -------------     -------------
Change in net assets........................................       4,746,899          (577,648)

NET ASSETS
  Beginning of period.......................................     102,820,932       103,398,580
                                                               -------------     -------------
  End of period.............................................   $ 107,567,831     $ 102,820,932
                                                               =============     =============
SHARE TRANSACTIONS
  Issued....................................................     261,851,713       547,622,475
  Reinvested................................................       1,297,660         3,105,194
  Redeemed..................................................    (258,402,567)     (551,308,528)
                                                               -------------     -------------
  Change in shares..........................................       4,746,806          (580,859)
                                                               =============     =============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

    The Infinity Mutual Funds, Inc., (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twenty-three portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") which commenced operations on May 20, 1991, and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (collectively the "Portfolios"). The Money Market Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Repurchase Agreements

     The Portfolios may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the collateral at not less than the repurchase price. Default by the seller would, however, expose the Portfolios to possible loss because of

                                                                       Continued
adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Portfolios could receive less than the carrying value upon the sale of the underlying collateral securities.

D) Expenses

     Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios based on the relative net assets of each Portfolio.

E) Federal Income Taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income and gains to shareholders. Therefore, no federal income tax provision is required.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

     Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of Paine Webber Incorporated ("Paine Webber"), serves as the Portfolios' investment adviser. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of Portfolio shares. BISYS is a wholly owned subsidiary of The BISYS Group, Inc.

    As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio.

    As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the period ended June 30, 1999, BISYS waived fees of $22,396 with respect to the Tax Free Money Market Portfolio.

                                                                       Continued

    Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with Paine Webber. Mitchell Hutchins and BISYS collectively waived $801,927 for the Money Market Portfolio and $55,988 for the Tax Free Money Market Portfolio for the period ended June 30, 1999, under the Special Management Services Agreement, which represented 100% of the fee charged.

    The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation (CSC), an affiliate of Paine Webber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's shares held in accounts serviced by such firms. Such fees will be paid in respect to certain services provided by such firms, including personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. For the period ended June 30, 1999, CSC waived fees of $86,229 for the Money Market Portfolio and $95,180 for the Tax Free Money Market Portfolio.

    Certain directors and officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS. As of the May 13, 1999 Board Meeting, each "non-affiliated" director will receive an annual fee of $14,000, a meeting fee of $2,500 per meeting and $1,000 for each telephonic meeting for services relating to the Fund. These fees will be effective as of the next regular board meeting on August 12, 1999.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

    The Tax Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations. The Portfolio had the following concentration by security type at June 30, 1999 (as a percentage of total investments):

Commercial Paper...................     17.9%
General Obligation.................      4.1%
Revenue Bonds:
  Utilities........................     25.6%
  Health...........................     21.1%
  Education........................     14.4%
  Transportation...................      5.6%
  Housing..........................      1.7%
  Other............................      9.6%
                                     --------
                                       100.0%

    The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

                                                                       Continued

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                         --------------------------------------------------------------------------------------------
                         SIX MONTHS ENDED
                             JUNE 30,        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                               1999              1998           1997           1996           1995           1994
                         -----------------   ------------   ------------   ------------   ------------   ------------
                            (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD...     $   0.9994        $   0.9992     $   0.9991     $   0.9986      $ 0.9975       $ 0.9999
                            ----------        ----------     ----------     ----------      --------       --------
Income from investment
 operations
 Net investment
   income..............         0.0206            0.0465         0.0467         0.0462        0.0512         0.0340
 Net realized and
   unrealized gains
   (losses) from
   investments.........         0.0001            0.0002         0.0001         0.0005        0.0011        (0.0024)
                            ----------        ----------     ----------     ----------      --------       --------
 Total from investment
   operations..........         0.0207            0.0467         0.0468         0.0467        0.0523         0.0316
                            ----------        ----------     ----------     ----------      --------       --------
Dividends to
 shareholders from net
 investment income.....        (0.0206)          (0.0465)       (0.0467)       (0.0462)      (0.0512)       (0.0340)
                            ----------        ----------     ----------     ----------      --------       --------
Net change in net asset
 value.................         0.0001            0.0002         0.0001         0.0005        0.0011        (0.0024)
                            ----------        ----------     ----------     ----------      --------       --------
NET ASSET VALUE, END OF
 PERIOD................     $   0.9995        $   0.9994     $   0.9992     $   0.9991      $ 0.9986       $ 0.9975
                            ==========        ==========     ==========     ==========      ========       ========
Total Return...........           2.08%(a)          4.75%          4.77%          4.72%         5.24%          3.45%
RATIOS/SUPPLEMENTARY
 DATA:
 Net assets, end of
   period (000's)......     $1,633,666        $1,387,903     $1,151,012     $1,007,265      $779,011       $458,092
 Ratio of expenses to
   average net
   assets..............           0.91%(b)          0.93%          0.95%          0.88%         0.85%          0.94%
 Ratio of net
   investment income to
   average net
   assets..............           4.15%(b)          4.64%          4.68%          4.65%         5.14%          3.47%
 Ratio of expenses to
   average net
   assets*.............           1.02%(b)          1.04%          1.06%          1.01%         1.03%          1.12%

---------------
 * During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized

(b) Annualized

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                               FOR THE PERIOD
                                                                       YEAR ENDED             FROM OCTOBER 7,
                                           SIX MONTHS ENDED    ---------------------------      1996 THROUGH
                                               JUNE 30,        DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                                 1999              1998           1997             1996*
                                           -----------------   ------------   ------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $ 1.0000          $ 1.0000       $ 1.0000          $1.0000
                                               --------          --------       --------          -------
Income from investment operations
  Net investment income..................        0.0117            0.0279         0.0286           0.0100
                                               --------          --------       --------          -------
  Total from investment operations.......        0.0117            0.0279         0.0286           0.0100
                                               --------          --------       --------          -------
Dividends to shareholders from net
  investment income......................       (0.0117)          (0.0279)       (0.0286)         (0.0100)
                                               --------          --------       --------          -------
Net change in net asset value............            --                --             --               --
                                               --------          --------       --------          -------
NET ASSET VALUE, END OF PERIOD...........      $ 1.0000          $ 1.0000       $ 1.0000          $1.0000
                                               ========          ========       ========          =======
Total Return.............................          1.17%(a)          2.83%          2.90%            0.66%(a)
RATIOS/SUPPLEMENTARY DATA:
  Net assets, end of period (000's)......      $107,568          $102,821       $103,399          $80,409
  Ratio of expenses to average net
    assets...............................          0.73%(b)          0.71%          0.78%            0.74%(b)
  Ratio of net investment income to
    average net assets...................          2.35%(b)          2.79%          2.86%            2.80%(b)
  Ratio of expenses to average net
    assets**.............................          1.04%(b)          1.02%          1.18%            1.20%(b)

---------------
 * Period from commencement of operations.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.

See Notes to Financial Statements.

                               CORRESPONDENT CASH

                 ---------------------------------------------
                                    RESERVES
                 ---------------------------------------------

---------------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019
---------------------------------------------------

ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES, LP
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286
---------------------------------------------------

TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, OH 43215
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
                               CORRESPONDENT CASH

                 ---------------------------------------------
                                    RESERVES
                 ---------------------------------------------

                                      LOGO
                               SEMI-ANNUAL REPORT
                               ------------------

                                 JUNE 30, 1999

COICCRD99SA                                                                 8/99